Submission	Oct. 20, 2026
Submission [Line Items]
Central Index Key	0001934933
Registrant Name	TRANSOM CAPITAL FUND IV, L.P.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES